PIONEER VARIABLE CONTRACTS TRUST

Pioneer Equity Income VCT Portfolio — Class I and II Shares

Schedule of Investments
March 31, 2019

Schedule of Investments | 3/31/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.4%
	COMMON STOCKS - 99.4% of Net Assets
	Aerospace & Defense - 1.2%
8,443	Raytheon Co.	$1,537,301
	Total Aerospace & Defense	$1,537,301
	Auto Components - 1.1%
35,987	BorgWarner, Inc.	$1,382,261
	Total Auto Components	$1,382,261
	Automobiles - 0.8%
26,427	General Motors Co.	$980,442
	Total Automobiles	$980,442
	Banks - 6.3%
84,090	Bank of America Corp.	$2,320,043
29,561	BB&T Corp.	1,375,473
86,717	Huntington Bancshares, Inc.	1,099,572
9,713	M&T Bank Corp.	1,525,135
13,254	PNC Financial Services Group, Inc.	1,625,736
	Total Banks	$7,945,959
	Beverages - 0.2%
1,948	PepsiCo., Inc.	$238,727
	Total Beverages	$238,727
	Capital Markets - 5.9%
36,210	Bank of New York Mellon Corp.	$1,826,070
28,611	Morgan Stanley	1,207,384
12,354	Northern Trust Corp.	1,116,925
20,282	State Street Corp.	1,334,759
20,291	T Rowe Price Group, Inc.	2,031,535
	Total Capital Markets	$7,516,673
	Chemicals - 2.4%
11,875	Celanese Corp.	$1,170,994
19,777	DowDuPont, Inc.	1,054,312
10,311	HB Fuller Co.	501,527
9,594	Johnson Matthey Plc	392,012
	Total Chemicals	$3,118,845
	Commercial Services & Supplies - 0.8%
9,236	MSA Safety, Inc.	$955,002
	Total Commercial Services & Supplies	$955,002
	Communications Equipment - 1.6%
37,100	Cisco Systems, Inc.	$2,003,029
	Total Communications Equipment	$2,003,029
	Consumer Finance - 0.7%
12,289	Discover Financial Services	$874,485
	Total Consumer Finance	$874,485
	Containers & Packaging - 0.7%
18,815	International Paper Co.	$870,570
	Total Containers & Packaging	$870,570
	Distributors - 0.9%
9,868	Genuine Parts Co.	$1,105,512
	Total Distributors	$1,105,512
	Diversified Telecommunication Services - 2.2%
11,923	BCE, Inc.	$529,262
37,645	Verizon Communications, Inc.	2,225,949
	Total Diversified Telecommunication Services	$2,755,211
	Electric Utilities - 2.5%
36,492	Alliant Energy Corp.	$1,719,868
17,151	American Electric Power Co., Inc.	1,436,396
	Total Electric Utilities	$3,156,264
	Electrical Equipment - 0.5%
9,100	Emerson Electric Co.	$623,077
	Total Electrical Equipment	$623,077
	Electronic Equipment, Instruments & Components - 0.6%
10,162	TE Connectivity, Ltd.	$820,581
	Total Electronic Equipment, Instruments & Components	$820,581
	Equity Real Estate Investment Trusts (REITs) - 3.2%
11,959	Alexandria Real Estate Equities, Inc.	$1,704,875
7,991	Camden Property Trust	811,086
3,525	Prologis, Inc.	253,624
14,305	SL Green Realty Corp.	1,286,306
	Total Equity Real Estate Investment Trusts (REITs)	$4,055,891
	Food & Staples Retailing - 1.2%
31,063	Kroger Co.	$764,150
7,260	Walmart, Inc.	708,068
	Total Food & Staples Retailing	$1,472,218
	Food Products - 7.8%
5,049	Archer-Daniels-Midland Co.	$217,763
3,836	Bunge, Ltd.	203,577
1,853	Calavo Growers, Inc.	155,374
25,246	General Mills, Inc.	1,306,481
Shares		Value
	Food Products - (continued)
11,102	Hershey Co.	$1,274,843
8,248	JM Smucker Co.	960,892
5,883	John B Sanfilippo & Son, Inc.	422,811
15,901	Kellogg Co.	912,399
11,383	Lamb Weston Holdings, Inc.	853,042
5,317	McCormick & Co., Inc.	800,900
42,289	Mondelez International, Inc.	2,111,067
6,924	Nestle SA (A.D.R.)	659,996
	Total Food Products	$9,879,145
	Gas Utilities - 1.1%
22,621	National Fuel Gas Co.	$1,378,976
	Total Gas Utilities	$1,378,976
	Health Care Equipment & Supplies - 2.3%
23,862	Abbott Laboratories	$1,907,528
51,506	Smith & Nephew Plc	1,020,120
	Total Health Care Equipment & Supplies	$2,927,648
	Health Care Providers & Services - 0.6%
7,961	Quest Diagnostics, Inc.	$715,853
	Total Health Care Providers & Services	$715,853
	Hotels, Restaurants & Leisure - 3.3%
28,692	Cedar Fair LP	$1,509,773
3,106	Cracker Barrel Old Country Store, Inc.	501,961
661	InterContinental Hotels Group Plc (A.D.R.)	40,381
23,764	InterContinental Hotels Group Plc	1,426,215
3,877	McDonald's Corp.	736,242
	Total Hotels, Restaurants & Leisure	$4,214,572
	Household Products - 0.9%
6,905	Clorox Co.	$1,107,976
	Total Household Products	$1,107,976
	Industrial Conglomerates - 0.9%
7,106	Honeywell International, Inc.	$1,129,286
	Total Industrial Conglomerates	$1,129,286
	Insurance - 6.1%
12,971	Chubb, Ltd.	$1,816,978
13,749	Fidelity National Financial, Inc.	502,526
10,225	First American Financial Corp.	526,588
22,261	Lincoln National Corp.	1,306,721
17,372	Progressive Corp.	1,252,347
7,457	Prudential Financial, Inc.	685,149
41,423	Sun Life Financial, Inc.	1,591,057
	Total Insurance	$7,681,366
	IT Services - 1.6%
2,307	Accenture Plc	$406,078
7,416	International Business Machines Corp.	1,046,397
9,696	Leidos Holdings, Inc.	621,417
	Total IT Services	$2,073,892
	Leisure Products - 0.3%
5,296	Hasbro, Inc.	$450,266
	Total Leisure Products	$450,266
	Machinery - 3.7%
71,818	Gorman-Rupp Co.	$2,437,503
22,621	Komatsu, Ltd. (A.D.R.)	526,956
21,902	PACCAR, Inc.	1,492,402
5,900	Timken Co.	257,358
	Total Machinery	$4,714,219
	Media - 1.1%
15,534	CBS Corp., Class B	$738,331
11,664	Meredith Corp.	644,553
	Total Media	$1,382,884
	Metals & Mining - 4.6%
11,962	BHP Group, Ltd. (A.D.R.)	$653,962
13,750	Kaiser Aluminum Corp.	1,440,038
13,610	Materion Corp.	776,587
25,792	Nucor Corp.	1,504,963
16,104	Reliance Steel & Aluminum Co.	1,453,547
	Total Metals & Mining	$5,829,097
	Multiline Retail - 2.7%
39,656	Nordstrom, Inc.	$1,759,933
21,143	Target Corp.	1,696,937
	Total Multiline Retail	$3,456,870
	Multi-Utilities - 2.9%
16,592	Ameren Corp.	$1,220,342
8,958	CMS Energy Corp.	497,527
24,316	WEC Energy Group, Inc.	1,922,909
	Total Multi-Utilities	$3,640,778
	Oil, Gas & Consumable Fuels - 8.2%
15,032	Chevron Corp.	$1,851,642
Shares		Value
	Oil, Gas & Consumable Fuels - (continued)
5,450	ConocoPhillips	$363,733
35,060	Exxon Mobil Corp.	2,832,848
25,267	Occidental Petroleum Corp.	1,672,675
15,975	Phillips 66	1,520,341
12,328	Royal Dutch Shell Plc (A.D.R.)	771,609
6,100	TOTAL SA (A.D.R.)	339,465
12,258	Valero Energy Corp.	1,039,846
	Total Oil, Gas & Consumable Fuels	$10,392,159
	Pharmaceuticals - 9.4%
54,546	AstraZeneca Plc (A.D.R.)	$2,205,295
16,214	Eli Lilly & Co.	2,103,929
38,134	Merck & Co., Inc.	3,171,605
22,537	Novo Nordisk AS (A.D.R.)	1,178,910
53,384	Pfizer, Inc.	2,267,218
10,769	Zoetis, Inc.	1,084,115
	Total Pharmaceuticals	$12,011,072
	Semiconductors & Semiconductor Equipment - 4.5%
9,122	Analog Devices, Inc.	$960,273
4,367	Cabot Microelectronics Corp.	488,930
10,152	KLA-Tencor Corp.	1,212,250
10,946	Texas Instruments, Inc.	1,161,042
14,618	Xilinx, Inc.	1,853,416
	Total Semiconductors & Semiconductor Equipment	$5,675,911
	Specialty Retail - 0.5%
3,494	Home Depot, Inc.	$670,464
	Total Specialty Retail	$670,464
	Technology Hardware, Storage & Peripherals - 0.9%
59,732	HP, Inc.	$1,160,593
	Total Technology Hardware, Storage & Peripherals	$1,160,593
	Textiles, Apparel & Luxury Goods - 2.2%
11,838	Carter's, Inc.	$1,193,152
18,134	VF Corp.	1,576,026
	Total Textiles, Apparel & Luxury Goods	$2,769,178
	Trading Companies & Distributors - 1.0%
11,196	Fastenal Co.	$720,015
8,802	Ferguson Plc	559,050
	Total Trading Companies & Distributors	$1,279,065
	TOTAL COMMON STOCKS
	(Cost $100,045,628)	$125,953,318
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.4%
	(Cost $100,045,628)	$125,953,318
	OTHER ASSETS AND LIABILITIES - 0.6%	$709,107
	NET ASSETS - 100.0%	$126,662,425

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2019, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$125,953,318	$–	$–	$125,953,318
Total Investments in Securities	$125,953,318	$–	$–	$125,953,318

During the three months ended March 31, 2019, there were no transfers between Levels 1, 2 and 3.